Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	¥ 9,870	$ 1,412	¥ 9,465	¥ 8,393
Issuance of subsidiaries' shares	2,370	339	615	351
Accretion of redeemable noncontrolling interests	926	132	588	721
Repurchase of redeemable noncontrolling interests	0	0	(798)	0
Balance as of December 31	¥ 13,166	$ 1,883	¥ 9,870	¥ 9,465